Employee benefits - Expenses recognized in profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [line items]
Interest income	$ (8,746)	$ (4,813)	$ (876)
Cost of revenues	681,931	714,233	798,519
Sales and marketing	23,856	25,459	23,080
Defined Benefit Plan
Statement [line items]
Current service costs	5	4
Interest income	(18)	(4)	(2)
Cost of revenues		3	6
Research and development	(13)	$ (3)	(8)
Total Expenses	$ (13)		$ (2)